BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION

NOTE 4. BUSINESS COMBINATION

On the Closing Date, the Company completed the Business Combination described in Note 1. The Merger was accounted for as a reverse recapitalization under GAAP because Tevogen Bio was determined to be the accounting acquirer based upon the terms of the Merger and other factors, including that following the Merger, former Tevogen Bio (i) equity holders and holders of convertible promissory notes owned approximately 91.0% of the Company, (ii) directors constituted the majority (six of seven) of the directors of the Company, and (iii) management held all key positions of management of the Company. Accordingly, the Merger was treated as the equivalent of Tevogen Bio issuing stock to acquire the net assets of Semper Paratus. As a result of the Merger, the net liabilities of Semper Paratus were recorded at their acquisition-date fair value in the consolidated financial statements and the reported operating results prior to the Merger are those of Tevogen Bio. Immediately after the Merger, there were 164,614,418 shares of the Company’s common stock outstanding.

The following table shows the net liabilities acquired in the Merger:

February 14, 2024
Cash	$229,328
Due from Sponsor	158,819
Prepaid expenses and other assets	2,501
Accounts payable	(96,175)
Accrued expenses	(1,269,126)
Notes payable	(1,651,000)
Derivative warrant liabilities	(29,000)
Total net liabilities acquired	(2,654,653)
Plus: Merger transaction costs limited to cash acquired	(229,328)
Total net liabilities acquired plus transaction costs	$(2,883,981)

Total transaction costs of $7,728,681 were incurred in relation to the Business Combination through the Closing Date, of which $229,328 were charged directly to equity to the extent of the cash received from the Business Combination, with the balance of $7,499,353 charged to Merger transaction costs for the year ended December 31, 2024.

Former holders of Tevogen Bio common stock and the Sponsor are eligible to receive up to an aggregate of 24,500,000 shares of common stock (“Earnout Shares”) if the volume-weighted average price (the “VWAP”) of the Company’s common stock reaches specified threshold levels during the three-year period commencing on the Closing Date. Refer to Note 5, Earnout Shares, for further details of the earnout arrangement.

In connection with the Merger, the Company issued Series B Preferred Stock to the Sponsor in return for the Sponsor assuming $3,613,000 of liabilities and obligations (“Assumed Liabilities”) of Semper Paratus and Tevogen Bio. The issuance date fair value of the Series B Preferred Stock was recorded to Merger transaction costs within the consolidated statements of operations. All of the issued Series B Preferred Stock was repurchased by the Company during the three months ended June 30, 2024 in exchange for the Sponsor being released from their obligation to repay the Assumed Liabilities. See Note 12 for additional information.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS